Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 2,127,627.0	$ 64,886.5	$ 1,465,427.8
Financial assets at fair value through profit or loss	207.7	6.3	924.6
Financial assets at fair value through other comprehensive income	192,202.7	5,861.6	154,530.8
Financial assets at amortized cost	101,971.3	3,109.8	66,761.2
Hedging financial assets	11.0	0.3	0.0
Notes and accounts receivable, net	270,683.2	8,255.1	201,313.9
Receivables from related parties	1,404.5	42.8	624.4
Other receivables from related parties	0.2	0.0	71.9
Inventories	287,868.8	8,779.2	250,997.1
Other financial assets	63,138.3	1,925.6	27,158.8
Other current assets	43,237.4	1,318.6	26,222.4
Total current assets	3,088,352.1	94,185.8	2,194,032.9
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	15,199.8	463.6	13,417.5
Financial assets at fair value through other comprehensive income	7,822.9	238.6	7,208.7
Financial assets at amortized cost	88,596.5	2,701.9	79,199.4
Investments accounted for using equity method	37,247.8	1,135.9	29,442.0
Property, plant and equipment	3,234,980.1	98,657.5	3,064,475.0
Right-of-use assets	40,128.4	1,223.8	40,424.7
Intangible assets	26,282.5	801.5	22,766.7
Deferred income tax assets	65,943.3	2,011.1	64,175.8
Refundable deposits	5,495.9	167.6	7,044.5
Other noncurrent assets	81,715.4	2,492.1	10,009.4
Total noncurrent assets	3,603,412.6	109,893.6	3,338,163.7
TOTAL	6,691,764.7	204,079.4	5,532,196.6
CURRENT LIABILITIES
Financial liabilities at fair value through profit or loss	466.5	14.2	121.4
Hedging financial liabilities	0.0	0.0	27,334.2
Accounts payable	72,800.6	2,220.2	55,726.8
Payables to related parties	1,426.0	43.5	1,566.3
Salary and bonus payable	47,451.5	1,447.1	33,200.6
Accrued profit sharing bonus to employees and compensation to directors	70,871.2	2,161.4	50,716.9
Payables to contractors and equipment suppliers	192,635.2	5,874.8	171,484.6
Cash dividends payable	220,418.8	6,722.2	168,558.5
Income tax payable	191,569.4	5,842.3	128,134.6
Long-term liabilities - current portion	59,857.9	1,825.5	9,293.3
Accrued expenses and other current liabilities	451,158.8	13,759.0	296,667.9
Total current liabilities	1,308,655.9	39,910.2	942,805.1
NONCURRENT LIABILITIES
Bonds payable	926,604.5	28,258.7	913,899.8
Long-term bank loans	31,824.4	970.5	4,383.0
Deferred income tax liabilities	3,988.5	121.6	53.8
Lease liabilities	28,755.3	877.0	28,681.8
Net defined benefit liability	7,580.7	231.2	9,257.2
Guarantee deposits	845.6	25.8	923.2
Others	104,238.2	3,179.0	178,326.2
Total noncurrent liabilities	1,103,837.2	33,663.8	1,135,525.0
Total liabilities	2,412,493.1	73,574.0	2,078,330.1
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT
Capital stock	259,327.3	7,908.7	259,320.7
Capital surplus	73,260.8	2,234.2	69,876.4
Retained earnings
Appropriated as legal capital reserve	311,147.0	9,489.1	311,147.0
Unappropriated earnings	3,561,826.4	108,625.4	2,817,492.6
Total retained earnings	3,872,973.4	118,114.5	3,128,639.6
Others	38,705.0	1,180.4	(28,314.3)
Equity attributable to shareholders of the parent	4,244,266.5	129,437.8	3,429,522.4
NON - CONTROLLING INTERESTS	35,005.1	1,067.6	24,344.1
Total equity	4,279,271.6	130,505.4	3,453,866.5
TOTAL	$ 6,691,764.7	$ 204,079.4	$ 5,532,196.6